Summary of Material Accounting Policies (Details) - USD ($)		12 Months Ended
	Aug. 23, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 22, 2023
Summary of Material Accounting Policies [Line Items]
Reverse share split		0.11059896
Percentage of share acquired		1.00%	1.00%	1.00%
Goodwill, net of impairment loss		$ 8,695,784	$ 33,960,053
Intangible assets other than goodwill		$ 15,573,561	$ 30,978,581
share acquire (in Shares)				744	198,000
Bottom of Range [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful life of intangible assets		3 years
Top of Range [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful life of intangible assets		5 years
Investment Properties [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful life of intangible assets		50 years
Dragon Marketing Inc. [Member]
Summary of Material Accounting Policies [Line Items]
Percentage of issued and outstanding shares	100.00%
Green Quest Holding Inc. [Member]
Summary of Material Accounting Policies [Line Items]
Percentage of share acquired	100.00%
TNL Mediagene Inc. [Member]
Summary of Material Accounting Policies [Line Items]
Reverse share split		0.11059896
share acquire (in Shares)			139,000
Blue Ocean [Member]
Summary of Material Accounting Policies [Line Items]
Market price (in Dollars per share)			$ 214.4
Convertible Promissory Note [Member]
Summary of Material Accounting Policies [Line Items]
Convertible promissory note		$ 5,133,000	$ 7,101,000